INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2022
INCOME TAXES
Schedule of deferred tax Assets
	2022	2021
Deferred tax assets:
Net operating loss carryforwards	$1,146,386	$798,046
Less: valuation allowance	(1,146,386)	(798,046)
Net deferred tax assets	$-	$-